Convertible Notes and Warrants: Schedule of Warrant Activity (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Tables/Schedules
Schedule of Warrant Activity

	Warrants Outstanding
	Number of Shares	Exercise Price
Outstanding at March 31, 2013	12,364,766	0.15-$0.10
Warrants issued	2,960,000	1.00-$2.00
Warrants exercised	-	-
Warrants expired/cancelled	(12,364,766)	-
Outstanding at March 31, 2014	2,960,000	1.00-$2.00
Warrants issued	12,038,446	0.55-$2.00
Warrants exercised	-	-
Warrants expired/cancelled	-	-
Outstanding at June 30, 2014	14,995,446	0.55-$2.00

	Warrants Outstanding
	Number of Shares	Exercise Price
Outstanding at March 31, 2012	11,921,206	$0.15-$0.10
Warrants issued	443,560	$0.15
Warrants exercised	-	-
Warrants expired/cancelled	-	-
Outstanding at March 31, 2013	12,364,766	$0.15-$0.10
Warrants issued	2,960,000	$1.00-$2.00
Warrants exercised	-	-
Warrants expired/cancelled	(12,364,766)	-
Outstanding at March 31, 2014	2,960,000	$1.00-$2.00